Financial Instruments (Details 6) - 12 months ended Dec. 31, 2022 - Interest rate swap contract [member] € in Thousands, Ft in Thousands, $ in Thousands	EUR (€)	HUF (Ft)	USD ($)
Loan To Finance Lukovac Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.75%
Par Value Of Hedged Contract	€ 20,397		$ 21,753
Repayment Date Of Hedged Contract	31/03/2031
Carrying Value Of Hedged Contract			2,063
Loan To Finance Picasso Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	1.08%
Par Value Of Hedged Contract	€ 75,268		80,273
Repayment Date Of Hedged Contract	31/03/2039
Carrying Value Of Hedged Contract			6,406
Loan To Finance Gecama Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.147%
Par Value Of Hedged Contract	€ 152,000		162,107
Repayment Date Of Hedged Contract	30/06/2035
Carrying Value Of Hedged Contract			32,811
Loan To Finance Raaba And Meg Projects [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Bubor
Interest Rates Under Interest Rate Swaps After Hedging	1.445%-3.7%
Par Value Of Hedged Contract		Ft 12,930,492	34,454
Repayment Date Of Hedged Contract	31/12/2030
Carrying Value Of Hedged Contract			10,332
Loan To Finance Bjorn Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.526%
Par Value Of Hedged Contract	€ 164,485		175,423
Repayment Date Of Hedged Contract	30/06/2041
Carrying Value Of Hedged Contract			$ 37,531